Vessels and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Dry-docking	Total
Cost
At December 31, 2018	819,884	10,000	829,884
Additions	—	—	—
Newbuildings	358,531	5,000	363,531
Disposals	—	—	—
At December 31, 2019	1,178,415	15,000	1,193,415
Additions	(121)	—	(121)
Newbuildings	741,147	10,000	751,147
Disposals	—	—	—
At December 31, 2020	1,919,441	25,000	1,944,441

Accumulated depreciation
At December 31, 2018	(15,931)	(1,475)	(17,406)
Charge	(26,280)	(2,455)	(28,735)
Disposals	—	—	—
At December 31, 2019	(42,211)	(3,930)	(46,141)
Charge	(38,159)	(3,680)	(41,839)
Disposals	—	—	—
At December 31, 2020	(80,370)	(7,610)	(87,980)

Net book value
At December 31, 2018	803,953	8,525	812,478
At December 31, 2019	1,136,204	11,070	1,147,274
At December 31, 2020	1,839,071	17,390	1,856,461